EXPLANATORY NOTE

Incorporated herein by reference is a supplement to the prospectus for The Victory Portfolios (“Registrant”) filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 11, 2014  (SEC Accession No. 0001104659-14-027323).